Note 4 - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 4 – Related Party

Debt Financing

On May 11, 2023, the Company received proceeds of $100,000 from Bradley Berman, one of the Company’s directors, on behalf of the Bradley Berman Irrevocable Trust, from the sale of notes and warrants pursuant to an offering to sell up to $1,500,000 of promissory notes and warrants to purchase an aggregate 375,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on May 11, 2024. Interest on the Notes accrue at a rate of 8% per annum, payable in cash semi-annually on June 30 and December 31.

On April 25, 2023, we closed on an offering to sell up to $1,500,000 of promissory notes and warrants to purchase an aggregate 375,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on April 25, 2024. Interest on the Notes accrue at a rate of 8% per annum, payable in cash semi-annually on June 30 and December 31. On April 25, 2023, the Company received proceeds of $750,000 and $50,000 from the Company’s Chairman, Mr. Goldfarb, and the Cesar J. Gutierrez Living Trust, as beneficially controlled by the brother of the Company’s CEO, respectively, on the sale of these notes and warrants.

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on August 23, 2025. Interest on the Notes accrue at a rate of 8% per annum, payable on January 1, 2025. On various dates between January 5, 2023 and April 11, 2023, the Company received aggregate proceeds of $2,500,000 from two of the Company’s Directors on the sale of these notes and warrants.

Common Stock Issued to Directors for Services

On June 1, 2023, the Company issued an aggregate 20,699 shares of common stock amongst its five non-employee Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,229, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Common Shares Issued Pursuant to Private Placement Offering

On August 30, 2023, the Company raised $3,674,926 of capital from the sale of 735,000 newly issued shares at a share price of $5.00 in a private placement. Investors in the private placement included Sow Good’s Chief Executive Officer and Executive Chairman, in addition to certain other Sow Good board members and accredited investors. The proceeds were used in funding incremental capital expenditures and general operating expenses.

Leases

The Company leases a 20,945 square foot facility in Irving, Texas, under which an entity owned entirely by Ira Goldfarb is the landlord. The lease term is through September 15, 2025, with two five-year options to extend, at a monthly lease rate of $10,036, with approximately 3% annual escalation of lease payments.

Note 4 – Related Party

Debt Financing

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on  August 23, 2025. Interest on the Notes accrue at a rate of 8% per annum, payable on January 1, 2025. Loans may be advanced to the Company from time to time from August 23, 2023 to the Maturity Date. On December 21, 2022 and September 29, 2022, the Company received aggregate proceeds of $250,000 and $750,000 from two of the Company’s Directors on the sale of these notes and warrants.

On  April 8, 2022, the Company closed a private placement and concurrently entered into a Note and Warrant Purchase Agreement (the “Purchase Agreement”) to sell an aggregate $3,700,000 of Promissory Notes (the “Notes”) and warrants (the “Warrants”) to purchase an aggregate 925,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. Accrued interest on the Notes was payable semi-annually beginning September 30, 2022 at the rate of 6% per annum, but on August 23, 2022, the notes were amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The principal amount of the Notes mature and become due and payable on  April 8, 2025. The Warrants are exercisable immediately and for a period of 10 years at a price of $2.35 per share. Proceeds to the Company from the sale of the Securities were $3,700,000. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. Assuming full exercise thereof, further proceeds to the Company from the exercise of the Warrant Shares is calculated as $2,173,750. The Offering closed simultaneously with execution of the Purchase Agreement. Of the aggregate $3,700,000 of Notes, a total of $3,120,000 of Notes were sold to officers or directors, along with 780,000 of the Warrants.

Common Stock Sold for Cash

On July 2, 2021, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 714,701 shares of the Company’s common stock at a price of $4.25 per Share, resulting in total proceeds received of $3,037,511. The stock sales included purchases by the following related parties:

	Shares	Amount
Ira and Claudia Goldfarb JTWRO, Chairman and CEO, respectively	58,824	$250,000
Brad Burke, former CFO	5,882	25,000
Lyle A. Berman Roevocable Trust, Director	117,647	500,000
Bradley Berman, Director	12,500	53,125
Christopher R. & Lynda M. Ludeman JTWROS, Director	47,058	200,000
Greg Creed Trustee FBO Creed Revocable Living Trust, former Director	30,000	127,500
	271,911	$1,155,625

On February 5, 2021, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers an aggregate 631,250 shares of the Company’s common stock at a price of $4.00 per share for total proceeds of $2,525,000. The stock sales included purchases by the following related parties:

	Shares	Amount
Brad Burke, former CFO	12,500	$50,000
Lyle Berman Trustee FBO Lyle A. Berman Revocable Trust, Director	100,000	400,000
Bradley Berman, Director	12,500	50,000
Christopher R. & Lynda M. Ludeman JTWROS, Director	50,000	200,000
Greg Creed Trustee FBO Creed Revocable Living Trust, former Director	50,000	200,000
	225,000	$900,000

Common Stock Issued to Officers for Services, Common Stock Payable

On December 31, 2021, the Company awarded 5,541 and 6,044 shares of common stock to Claudia and Ira Goldfarb, respectively, for services earned during December 31, 2021. The aggregate fair value of the shares was $12,467 and $13,599 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on March 25, 2022, in satisfaction of the outstanding common stock payable.

Common Stock and Options Awarded to Officers and Directors

On July 22, 2022, the Company accepted Mr. Joseph Lahti’s resignation from the Board of Directors and appointed Tim Creed as a member of the Board. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Creed received 6,410 shares of common stock as compensation. Pursuant to the Company’s 2020 Stock Incentive Plan (the “2020 Equity Plan”), Mr. Creed was also granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.90 per share. These options will vest 20% as of July 22, 2023 and 20% each anniversary thereafter until fully vested.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Mueller received 8,064 shares of common stock as compensation. Pursuant to the Company’s 2020 Equity Plan, Mr. Mueller was also granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.10 per share. These options will vest 20% as of April 11, 2023 and 20% each anniversary thereafter until fully vested.

On April 1, 2022, the Company granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term, to the Company’s then Chief Financial Officer. The options were to vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.6433, was $72,692. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $72,692 of stock-based compensation expense during the year ended December 31, 2022. Pursuant to the Separation Agreement and Release, the vesting of an aggregate 47,500, with a weighted average exercise price of $4.87, of Mr. Burke’s previously awarded options were also accelerated to be fully vested.

On various dates between January 31, 2021 and December 31, 2021, the Company issued an aggregate 60,951 and 66,484 shares in monthly increments of 5,541 and 6,044 shares to Claudia and Ira Goldfarb, respectively, for their services. The aggregate fair value of the shares was $290,792 and $317,188 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the dates of grant.

On May 25, 2021, the Company issued 2,000 shares to each of two advisory board members for their services. The total aggregate fair value of the shares was $20,000, based on the closing price of the Company’s common stock on the date of grant.

On January 27, 2021, upon Benjamin Oehler’s resignation, the Company appointed Chris Ludeman as a member of the Board of Directors of the Company, and appointed him to the Company’s Audit Committee as Chairperson. Pursuant to his appointment, Mr. Ludeman was issued 6,400 shares of common stock for his services to be rendered. The aggregate fair value of the common stock was $40,000, based on the closing price of the Company’s common stock on the date of grant.

On January 7, 2021, the Company issued an aggregate 16,623 and 18,133 shares of common stock to Claudia and Ira Goldfarb, respectively, for services from October 2020 through December 31, 2020 in satisfaction of the outstanding common stock payable at December 31, 2020. The aggregate fair value of the shares was $61,505 and $67,092 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the date of grant, was presented as Common Stock Payable as of December 31, 2020.

On December 8, 2021, the Company issued an aggregate 41,665 shares of common stock amongst its five Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On December 8, 2021, the Company issued an additional 5,000 shares to Mr. Chris Ludeman, for Audit Committee Chair services. The fair value of the common stock was $15,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On April 22, 2021, Brad Burke was granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $5.50 per share, exercisable over a 10-year term. The options were to vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 193% and a call option value of $5.4381, was $149,547. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $128,733 and $20,814 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively.

On January 27, 2021, Chris Ludeman was granted options to purchase 24,151 shares of the Company’s common stock, having an exercise price of $6.25 per share, exercisable over a 10-year term. The options will vest in three equal annual installments beginning of January 27, 2022 and continuing on each of the two anniversaries thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $6.1794, was $149,239.

On January 4, 2021, Claudia and Ira Goldfarb were each granted options to purchase 75,000 shares of the Company’s common stock, having an exercise price of $3.70 per share, exercisable over a 10-year term. The options will vest in three equal installments beginning of January 4, 2022 and continuing on each of the two anniversaries thereafter until fully vested. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $3.9412, was $591,178.

Warrants Granted

On December 31, 2021, the Company closed a private placement and concurrently entered into a Note and Warrant Purchase Agreement with related parties to sell an aggregate $2,075,000 of promissory notes, bearing 8% interest, and warrants to purchase an aggregate 311,250 shares of common stock, representing 15,000 warrant shares per $100,000 of promissory notes. The warrants are exercisable at a price of $2.21 per share over a ten-year term. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $2.25, was $699,213. The warrants will be expensed as a debt discount over the life of the loans. The officers, directors and related parties receiving grants and the amounts of such grants were as follows:

	Promissory	Stock Warrant
Name and Title at Time of Grant	Note	Shares Granted
Ira and Claudia Goldfarb, Chairman and Chief Executive Officer	$1,500,000	225,000
Brad Burke, Chief Financial Officer	25,000	3,750
Lyle Berman, Director	500,000	75,000
Cesar J. Gutierrez, brother of the Company’s Chief Executive Officer	50,000	7,500
Total:	$2,075,000	311,250

Lease Agreement

Upon closing of the Asset Purchase Agreement, the Company assumed the Seller’s obligations under a real property lease for its 20,945 square foot facility in Irving, Texas, from IG Union Bower, LLC (“Union Bower”), an entity owned entirely by Ira Goldfarb, under which Union Bower is the landlord. The lease term is through  September 15, 2025, with two five-year options to extend, at a monthly lease term of $10,036, with approximately a 3% annual escalation of lease payments commencing September 15, 2021.

Departure of CFO

On April 30, 2022, Mr. Brad Burke resigned as the Company’s Chief Financial Officer, and the Company’s Chief Executive Officer, Claudia Goldfarb, was appointed as the interim Chief Financial Officer. On May 3, 3022, the Company entered into a Separation Agreement and Release, which entitled Mr. Burke to receive an amount equal to the base salary that he would have received for a three-m
onth period (“Severance Pay”), and the accelerated vesting of options to purchase an aggregate 75,000 shares of common stock with a weighted average exercise price of $4.09 per share, along with an extension of the time period to exercise such stock option agreements to the fifth anniversary of the separation.